Fixed Assets, Net and Advances for Vessels Under Construction and Vessel Acquisition (Tables)	6 Months Ended
Jun. 30, 2026
Fixed Assets, Net and Advances for Vessels Under Construction and Vessel Acquisition
Schedule of fixed assets, net

Fixed assets, net consisted of the following (in thousands of US$):

	Vessel	Accumulated	Net Book
	Costs	Depreciation	Value
As of January 1, 2026	$4,892,047	$(1,622,344)	$3,269,703
Additions and vessel acquisition	25,466	—	25,466
Vessel upgrades and other vessel costs	1,655	—	1,655
Depreciation	—	(82,639)	(82,639)
As of June 30, 2026	$4,919,168	$(1,704,983)	$3,214,185

Schedule of remaining contractual commitments of the remaining 16 vessel construction contracts

Payments due by twelve month period ending:	in ‘000s of US$
June 30, 2027	$805,115
June 30, 2028	646,865
June 30, 2029	355,171
Total contractual commitments	$1,807,151